(Loss)/Gain on Deconsolidation of Former Subsidiaries - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Aug. 11, 2014	Apr. 28, 2014	Jan. 01, 2014	Mar. 31, 2011	Mar. 21, 2014
Effects of Deconsolidation of Subsidiaries [Line Items]
Gain (loss) on deconsolidation of subsidiaries	$ 118,315		$ (2,687)		$ 0
SPI
Effects of Deconsolidation of Subsidiaries [Line Items]
Percentage of ownership interest	25.00%						42.00%		71.00%	71.00%
Gain (loss) on deconsolidation of subsidiaries	90,078	[1]	0	[1]	0	[1]	90,078
Sunways AG
Effects of Deconsolidation of Subsidiaries [Line Items]
Percentage of ownership interest											70.88%
Gain (loss) on deconsolidation of subsidiaries	$ 28,237	[2]	$ 0	[2]	$ 0	[2]		$ 28,237

[1]	Gain on deconsolidation of SPI SPI, a California PV company that the Group acquired a controlling 71% equity interest in March 2011, allotted and issued new shares to certain investors in 2014, which resulted in the Group's ownership in SPI being diluted from 71% as of January 1, 2014 to 42% as of August 11, 2014. As a result, the Group deconsolidated SPI on August 11, 2014 when the Group ceased to have a controlling financial interest in SPI. Accordingly, the Group recognized a gain from the deconsolidation of SPI of US$90,078 on August 11, 2014 as follows: Fair value of the Group's retained noncontrolling investment SPI (i) 96,232 Add: Carrying amount of noncontrolling interest in SPI 5,386 Less: Carrying amount of the SPI's assets and liabilities (net asset) (11,540) Total 90,078 (i) The fair value of the Group's retained investment in SPI was measured based on the quoted price of the SPI's shares traded on OTCBB as of August 11, 2014.
[2]	Gain on deconsolidation of Sunways AG Sunways AG, a 70.88% a German PV subsidiary that the Group acquired in April 2012, filed for preliminary insolvency proceedings in Germany on March 21, 2014 and entered into formal insolvency proceedings on April 28, 2014. Since April 28, 2014, Sunways has been under the supervision and administration of the Insolvency Administrator appointed by a German court. As a result, the Group deconsolidated Sunways on April 28, 2014 when the Group ceased to have a controlling financial interest in Sunways. Accordingly, the Group recognized a gain of US$28,237 from the deconsolidation of Sunways AG on April 28, 2014 as follows: Carrying amount of Sunways AG' assets and liabilities (net liability) 101,107 Less: Carrying amount of noncontrolling interest in Sunways AG (including any accumulated other comprehensive income attributable to the noncontrolling interest) (36,123) Less: Provision for the Group's receivable due from Sunways AG upon deconsolidation (36,747) Total 28,237